Document and Entity Information	Feb. 19, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 19, 2025
Entity Registrant Name	VROOM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39315
Entity Tax Identification Number	90-1112566
Entity Address, Address Line One	4700 Mercantile Dr.
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76137
City Area Code	518
Local Phone Number	535-9125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001580864